[INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                               BOSTON, MA 02116]




May 5, 2003

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:    LSA Variable Series Trust (the "Trust")
       File No.  333-80845, 811-09379

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the prospectuses and statement of additional information for the Trust dated May 1, 2003, do not differ from those contained in Post-Effective Amendment No. 7 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2003.

Please do not hesitate to contact the undersigned at (617) 937-7803 if you have any questions.

Yours truly,
/s/ Chrystie Boucree Ritter
---------------------------
Chrystie Boucree Ritter


cc:  Jeanette J. Donahue